Subsequent events	12 Months Ended
Mar. 31, 2026
Disclosure Of Events After Reporting Period [Abstract]
Subsequent events
3
6
.
Subsequent Events

Please refer to Notes 19, 31 and 34 of these consolidated financial statements for the details of subsequent events relating to the proposed dividend, contingencies and regulatory inspection of facilities respectively.